Stock Compensation - Schedule of Changes in Outstanding Options (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, at beginning of fiscal year	351,251	419,751	339,701
Number of options, Granted			86,000
Number of options, Expired		(65,500)
Number of options, Exercised		(3,000)
Number of options, Forfeited	(20,000)		(5,950)
Number of options, Outstanding, at end of fiscal year	331,251	351,251	419,751	339,701
Number of options, Vested and expected to be vested	331,251	351,251	419,751
Number of options, Exercisable, at end of fiscal year	330,001	343,751	369,752
Range of exercise price, Outstanding, at beginning of fiscal year, Minimum	$ 4.75	$ 4.75	$ 8.99
Range of exercise price, Outstanding, at beginning of fiscal year, Maximum	15.56	30.56	30.56
Range of exercise price, Granted			4.75
Range of exercise price, Expired, Minimum		30.40
Range of exercise price, Expired	0		0
Range of exercise price, Expired, Maximum		30.56
Range of exercise price, Exercised		4.75
Range of exercise price, Forfeited	8.99
Range of exercise price, Forfeited, Minimum			15.60
Range of exercise price, Forfeited, Maximum			30.56
Range of exercise price, Outstanding, at end of fiscal year, Minimum	4.75	4.75	4.75	$ 8.99
Range of exercise price, Outstanding, at end of fiscal year, Maximum	15.56	15.56	30.56	30.56
Range of exercise price, Vested and expected to be vested, Minimum	4.75	4.75	4.75
Range of exercise price, Vested and expected to be vested, Maximum	15.56	15.56	30.56
Range of exercise price, Exercisable, at end of fiscal year, Minimum	4.75	4.75	4.75
Range of exercise price, Exercisable, at end of fiscal year, Maximum	15.56	15.56	30.56
Weighted average exercise price, Outstanding, at beginning of fiscal year	12.14	14.96	17.66
Weighted average exercise price, Granted			4.75
Weighted average exercise price, Expired		30.55
Weighted average exercise price, Exercised		4.75
Weighted average exercise price, Forfeited	8.99		21.26
Weighted average exercise price, Outstanding, at end of fiscal year	12.33	12.14	14.96	$ 17.66
Weighted average exercise price, Vested and expected to be vested	12.33	12.14	14.96
Weighted average exercise price, Exercisable, at end of fiscal year	$ 12.36	$ 12.22	$ 13.41
Weighted average remaining contractual term, Options outstanding	2 years 9 months 18 days	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days
Weighted average remaining contractual term, Options outstanding	2 years 9 months 18 days	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days
Weighted average remaining contractual term, Vested and expected to be vested	2 years 9 months 18 days	3 years 10 months 28 days	4 years 3 months 11 days
Weighted average remaining contractual term, Exercisable, at end of fiscal year	2 years 9 months 11 days	3 years 10 months 6 days	4 years 7 months 6 days
Aggregate intrinsic value, Outstanding, at beginning of fiscal year	$ 0	$ 0	$ 0
Aggregate intrinsic value, Outstanding, at end of fiscal year	0	0	0	$ 0
Aggregate intrinsic value, Vested and expected to be vested	$ 0	$ 0	$ 0